Note to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Note to Consolidated Statements of Cash Flows
Schedule of reconciliation of net income/(loss) for the year to net cash generated from/(used in) operating activities

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Net income/(loss)	38,170	101,094	(360,386)
Adjustments to reconcile net income/(loss) to net cash generated from/(used in) operating activities
Depreciation and amortization	12,341	8,207	8,664
Loss on disposals of property, plant and equipment	10	86	111
Impairment of property, plant and equipment	2,915	3,678	—
Provision for excess and obsolete inventories, net	645	552	293
Provision for credit losses, net	(98)	125	43
Share-based compensation expense—share options	3,069	6,184	6,736
Share-based compensation expense—LTIP	18,540	30,416	23,850
Equity in earnings of an equity investee, net of tax	(46,469)	(47,295)	(49,753)
Dividends received from SHPL	34,936	42,308	43,718
Out-licensing income from Inmagene	(5,000)	—	—
Changes in income tax balances	3,605	780	(19,174)
Changes in right-of-use assets	51	3,692	2,721
Gain from divestment of subsidiaries	—	(96)	—
Gain from divestment of other equity investee	—	(45)	—
Fair value losses on warrant	—	—	2,452
Impairment of investment in other equity investee	—	—	130
Amortization of finance costs	—	—	18
Unrealized currency translation (gain)/loss	(49)	(1,574)	13,274
Changes in operating assets and liabilities
Accounts receivable	(38,545)	(21,336)	(14,451)
Other receivables, prepayments and deposits	(3,256)	8,624	11,922
Amounts due from related parties	228	(339)	150
Inventories	(772)	4,135	(21,213)
Accounts payable	6,194	(32,542)	29,938
Other payables, accruals and advance receipts	2,433	(4,409)	52,629
Lease liabilities	325	(1,752)	(2,701)
Deferred revenue	(25,966)	119,810	386
Other non-current assets	(1,408)	364	258
Other non-current liabilities	(1,402)	(1,409)	1,786
Total changes in operating assets and liabilities	(62,169)	71,146	58,704
Net cash generated from/(used in) operating activities	497	219,258	(268,599)